(Lessor Maturity Schedule) (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Operating Lease, Payments, After Adoption of 842
2019 (remainder)	$ 22,201
2020	85,858
2021	80,125
2022	71,692
2023	60,793
Thereafter	250,220
Total	$ 570,889